Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Capital Commitments
(a)	The Group had the following capital commitments at the end of the reporting period:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Contracted for:
— Aircraft, engines and flight equipment (note i)	24,922	37,277
— Other property, plant and equipment	2,980	3,646
— Investments	2,163	1,335

	30,065	42,258

Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment
(i)
Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts were expected to be paid as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within one year	9,530	13,542
In the second year	8,018	13,692
In the third year	7,374	7,109
Over three years	—	2,934

	24,922	37,277